One Commerce Square
                                        Philadelphia, PA 19103
                                        215-988-1200

Delaware Group of Funds
_______________________                                DELAWARE
                                                       GROUP
                                                       ________

                                             1933 Act Rule 497(j)
                                                      File No. 2-37707
                                             1940 Act File No. 811-2071







Filed via EDGAR (CIK# 0000027825)
________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-37707
     DELAWARE GROUP DELCHESTER HIGH-YIELD BOND FUND, INC.
     ____________________________________________________

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 52, the most recent post-effective amendment of Delaware Group Delchester High-Yield Bond Fund, Inc. Post-Effective Amendment No. 52 was filed electronically with the Commission on November 22, 1995 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/Richelle S. Maestro
_______________________
Richelle S. Maestro
Vice President/
Assistant Secretary